Property, Plant and Equipment (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Property Plant and Equipment

(in millions of Euros)	Land and Property Rights	Buildings	Machinery and Equipment	Construction Work in Progress	Other	Total
Net balance at January 1, 2018	14	206	1,089	198	10	1,517
Additions	—	1	24	67	2	94
Disposals	—	—	(1)	—	—	(1)
Depreciation expense	(1)	(7)	(72)	—	(4)	(84)
Transfer during the period	5	7	54	(67)	1	—
Effects of changes in foreign exchange rates	—	2	15	2	—	19

Net balance at June 30, 2018	18	209	1,109	200	9	1,545

Cost	31	334	1,807	207	33	2,412
Less accumulated depreciation and impairment	(13)	(125)	(698)	(7)	(24)	(867)

Net balance at June 30, 2018	18	209	1,109	200	9	1,545